Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial assets at FVOCI - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Opening balance as at 1 January	€ 56,662	€ 46,389
Additions	28,505	43,294
Amortisation	28	75
Transfers and reclassifications		10
Changes in unrealised revaluations	(41)	166
Impairments	(10)	(10)
Reversals of impairments	8	7
Disposals and redemptions	(22,454)	(33,131)
Exchange rate differences	352	(1,267)
Other changes	(7)	1,128
Closing balance	63,043	56,662
FVOCI equity securities
Disclosure of financial assets [line items]
Opening balance as at 1 January	2,607	2,562
Additions	1	395
Amortisation
Transfers and reclassifications		10
Changes in unrealised revaluations	(60)	(156)
Impairments
Reversals of impairments
Disposals and redemptions	(1)	(7)
Exchange rate differences	107	(178)
Other changes	(7)	(19)
Closing balance	2,647	2,607
FVOCI debt instruments
Disclosure of financial assets [line items]
Opening balance as at 1 January	54,055	43,827
Additions	28,504	42,899
Amortisation	28	75
Transfers and reclassifications
Changes in unrealised revaluations	19	322
Impairments	(10)	(10)
Reversals of impairments	8	7
Disposals and redemptions	(22,453)	(33,124)
Exchange rate differences	245	(1,088)
Other changes		1,148
Closing balance	€ 60,395	€ 54,055